INCOME TAXES - Recconciliation of total amount of deferred tax asset valuation allowance (Details) - OLD PlayStudios, Inc. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Balance at beginning of period	$ 0	$ 0
Charged to provision for income taxes	1,002	0
Other	0	0
Balance at end of period	$ 1,002	$ 0